Significant Accounting Policies and Estimates (Tables)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies and Estimates [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2025
Balance sheet date spot rates (as of June 30, 2026, June 30, 2025 and December 31, 2025):	$6.7851	$7.1636	$6.9931
Average rate (for the six months ended June 30, 2026 and 2025):	$6.8624	$7.2526	$7.1875

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2026, by level within the fair value hierarchy:

June 30, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Digital assets	$3,708,612	$-	$-	$3,708,612
Total assets	$3,708,612	$-	$-	$3,708,612

Schedule of Disaggregates Revenue	The Company disaggregates revenue into the revenue streams shown in the following table:

	For the Six Months Ended June 30,
	2026	2025
Category of Revenue
Intelligent Matching and SaaS Platform	$687,562	$-
Business management and consulting services	69,243	-
Total revenues	$756,805	$-